LOAN RECEIVABLE (Narrative) (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019	Jul. 26, 2019
Loan Receivable [Line Items]
Loan receivable	$ 2,229	$ 909
Advance payment and support agreement [Member] | Secured loan [Member]
Loan Receivable [Line Items]
Maximum advance payment in the form of secured loan			$ 3,000
Percentages of accrued interest receivable			9.00%